Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting, percentage	10.00%	10.00%	10.00%
Customer less than, percentage	10.00%
Suppliers accounting, percentage	10.00%	10.00%	10.00%
Supplier less than, percentage	10.00%
Supplier B [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total accounts payable.	39.87%	35.57%
Customer L [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		10.00%
Customer Q [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		28.00%
Customer R [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		35.00%
Customer S [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		36.00%